Goodwill, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Goodwill [Line Items]
Beginning balance	$ 76,346	$ 79,516
Exchange difference	4,137	(3,170)
Ending balance	80,483	76,346
Accumulated impairment loss	(1,517)	(1,517)
Goodwill, net	78,966	74,829
Professional Education Services
Goodwill [Line Items]
Beginning balance	54,016	56,214
Exchange difference	3,040	(2,198)
Ending balance	57,056	54,016
Goodwill, net	57,056	54,016
Beijing Haidian District Champion Training School (''Beijing Training School'') | Zhengbao Yucai and subsidiaries | Business Startup Training Service
Goodwill [Line Items]
Beginning balance	1,517	1,642
Exchange difference		(125)
Ending balance	1,517	1,517
Accumulated impairment loss	(1,517)	(1,517)
Nanjing Champion Vocational Training School (''Nanjing Training School'') | Xiamen NetinNet and subsidiaries | Sale of Learning Simulation Software
Goodwill [Line Items]
Beginning balance	20,813	21,660
Exchange difference	1,097	(847)
Ending balance	21,910	20,813
Goodwill, net	$ 21,910	$ 20,813